Lease liabilities - Changes in lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Lease liabilities [abstract]
Balance at beginning of the year	R 281	R 326		R 383
New leases and modifications	45	67		66
Lease liabilities on acquisition of subsidiaries	120	0		0
Repayment of lease liabilities	(163)	(142)		(148)
Interest charge	31	29		34
Re-classification and other	0	0		(9)
Foreign currency translation	5	1		0
Balance at end of the year	319	281		326
Current portion of lease liabilities	(111)	(104)	[1]	(103)	[1]
Non-current lease liabilities	R 208	R 177	[1]	R 223	[1]

[1]	* Restated — see note 1.5